Loss Per Share - Summary of Earnings Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and diluted loss per share	$ (0.28)	$ (0.32)	$ (0.09)